Commitments, Contingencies And Guarantees (Schedule Of Maturity Information Of Derivative Contracts) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012		Mar. 31, 2012
Standby letters of credit and other guarantees [Member]
Commitments and contingencies disclosure [Line items]
Carrying value, Standby letters of credit and other guarantees	¥ 238	[1]	¥ 264	[1]
Maximum Potential Payout/Notional Total, Standby letters of credit and other guarantees	28,919	[1]	21,674	[1]
Derivative contracts [Member]
Commitments and contingencies disclosure [Line items]
Carrying value, Derivative contracts	3,547,446	[2],[3]	3,997,315	[2],[3]
Maximum Potential Payout/Notional Total, Derivative contracts	96,645,286	[2],[3]	107,572,427	[2],[3]
Maximum Potential Payout/Notional Years to Maturity Less than 1 year [Member]
Commitments and contingencies disclosure [Line items]
Maximum Potential Payout/Notional Total, Derivative contracts	26,217,815
Maximum Potential Payout/Notional Total, Standby letters of credit and other guarantees	20,835
Maximum Potential Payout/ Notional yYars to Maturity 1 to 3 years [Member]
Commitments and contingencies disclosure [Line items]
Maximum Potential Payout/Notional Total, Derivative contracts	25,301,347
Maximum Potential Payout/Notional Total, Standby letters of credit and other guarantees	138
Maximum Potential Payout/ Notional years to Maturity 3 to 5 years [Member]
Commitments and contingencies disclosure [Line items]
Maximum Potential Payout/Notional Total, Derivative contracts	11,272,605
Maximum Potential Payout/Notional Total, Standby letters of credit and other guarantees	684
Maximum Potential Payout/ Notional Years to Maturity More than 5 years [Member]
Commitments and contingencies disclosure [Line items]
Maximum Potential Payout/Notional Total, Derivative contracts	33,853,519
Maximum Potential Payout/Notional Total, Standby letters of credit and other guarantees	¥ 7,262

[1]	Collateral held in connection with standby letters of credit and other guarantees as of March 31, 2012 is 6,377 million yen and as of September 30, 2012 is 5,634 million yen.
[2]	Derivative contracts primarily consist of equity contracts, interest rate contracts and foreign exchange contracts.
[3]	Credit derivatives are disclosed in Note 3. “Derivative instruments and hedging activities” and are excluded from derivative contracts.